                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-08457

Exact name of registrant as specified in charter: Delaware Group Foundation
                                                  Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2005

Item 1.  Reports to Stockholders



                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


CORE-EQUITY

SEMIANNUAL REPORT MARCH 31, 2005
--------------------------------------------------------------------------------
                  DELAWARE FOUNDATION FUNDS

                    DELAWARE GROWTH ALLOCATION PORTFOLIO

                    DELAWARE BALANCED ALLOCATION PORTFOLIO

                    DELAWARE INCOME ALLOCATION PORTFOLIO




[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS


-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATIONS                                              3
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                      4

  Statements of Assets and Liabilities                          7

  Statements of Operations                                      8

  Statements of Changes in Net Assets                           9

  Financial Highlights                                         11

  Notes to Financial Statements                                26
-----------------------------------------------------------------






    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                     For the Period October 1, 2004 to March 31, 2005
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

DELAWARE GROWTH ALLOCATION PORTFOLIO
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                Expenses
                                                                                                  Paid
                                                           Beginning    Ending                   During
                                                            Account     Account      Annualized  Period
                                                             Value       Value        Expense   10/1/04 to
                                                            10/1/04     3/31/05        Ratios    3/31/05
----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,088.00       0.80%      $4.16
Class B                                                     1,000.00    1,083.10       1.55%       8.05
Class C                                                     1,000.00    1,083.00       1.55%       8.05
Class R                                                     1,000.00    1,085.90       1.15%       5.98
Institutional Class                                         1,000.00    1,088.00       0.55%       2.86
----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.94       0.80%      $4.03
Class B                                                     1,000.00    1,017.20       1.55%       7.80
Class C                                                     1,000.00    1,017.20       1.55%       7.80
Class R                                                     1,000.00    1,019.20       1.15%       5.79
Institutional Class                                         1,000.00    1,022.19       0.55%       2.77
----------------------------------------------------------------------------------------------------------

DELAWARE BALANCED ALLOCATION PORTFOLIO
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                Expenses
                                                                                                  Paid
                                                           Beginning    Ending                   During
                                                            Account     Account      Annualized  Period
                                                             Value       Value        Expense   10/1/04 to
                                                            10/1/04     3/31/05        Ratios    3/31/05
------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,068.30         0.80%      $4.13
Class B                                                     1,000.00    1,064.30         1.55%       7.98
Class C                                                     1,000.00    1,064.20         1.55%       7.98
Class R                                                     1,000.00    1,067.30         1.15%       5.93
Institutional Class                                         1,000.00    1,069.50         0.55%       2.84
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.94         0.80%      $4.03
Class B                                                     1,000.00    1,017.20         1.55%       7.80
Class C                                                     1,000.00    1,017.20         1.55%       7.80
Class R                                                     1,000.00    1,019.20         1.15%       5.79
Institutional Class                                         1,000.00    1,022.19         0.55%       2.77
------------------------------------------------------------------------------------------------------------

DISCLOSURE                      For the Period October 1, 2004 to March 31, 2005
  OF FUND EXPENSES (CONTINUED)

DELAWARE INCOME ALLOCATION PORTFOLIO
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                Expenses
                                                                                                  Paid
                                                           Beginning    Ending                   During
                                                            Account     Account      Annualized  Period
                                                             Value       Value        Expense   10/1/04 to
                                                            10/1/04     3/31/05        Ratios    3/31/05
------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,045.80         0.80%      $4.08
Class B                                                     1,000.00    1,042.90         1.55%       7.89
Class C                                                     1,000.00    1,041.90         1.55%       7.89
Class R                                                     1,000.00    1,044.70         1.15%       5.86
Institutional Class                                         1,000.00    1,047.00         0.55%       2.81
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.94         0.80%      $4.03
Class B                                                     1,000.00    1,017.20         1.55%       7.80
Class C                                                     1,000.00    1,017.20         1.55%       7.80
Class R                                                     1,000.00    1,019.20         1.15%       5.79
Institutional Class                                         1,000.00    1,022.19         0.55%       2.77
------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATIONS                                          As of March 31, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following charts lists each Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

DELAWARE GROWTH ALLOCATION PORTFOLIO

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
-----------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                93.71%
-----------------------------------------------------------------------
Domestic Equity Funds                                          61.70%

International Equity Funds                                     21.79%

Fixed Income Funds                                             10.22%
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           6.60%
-----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.31%
-----------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.31)%
-----------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-----------------------------------------------------------------------

DELAWARE BALANCED ALLOCATION PORTFOLIO

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
-----------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                97.05%
-----------------------------------------------------------------------
Domestic Equity Funds                                          54.54%

International Equity Funds                                     13.76%

Fixed Income Funds                                             28.75%
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           4.54%
-----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              101.59%
-----------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (1.59)%
-----------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-----------------------------------------------------------------------

DELAWARE INCOME ALLOCATION PORTFOLIO

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
-----------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES                                96.00%
-----------------------------------------------------------------------
Domestic Equity Funds                                          37.32%

International Equity Funds                                      8.49%

Fixed Income Funds                                             50.19%
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           4.80%
-----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.80%
-----------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.80)%
-----------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-----------------------------------------------------------------------

STATEMENT                                   DELAWARE GROWTH ALLOCATION PORTFOLIO
  OF NET ASSETS                             March 31, 2005 (Unaudited)

                                                      Number of        Market
                                                       Shares          Value
AFFILIATED INVESTMENT COMPANIES- 93.71%

Equity Funds - 83.49%
  Delaware Group Equity Funds II -
    Delaware Value Fund                                 967,914      $10,656,729
  Delaware Group Equity Funds IV -
    Delaware Diversified Growth Fund                  1,474,590        9,319,407
  Delaware Group Equity Funds V -
    Delaware Small Cap Value Fund                        51,946        1,901,734
  Delaware Group Global &
    International Funds - Delaware
    Emerging Markets Fund                               131,950        1,999,042
  Delaware Group Global &
    International Funds - Delaware
    International Value Equity Fund                     383,964        6,523,543
 +Voyageur Mutual Funds III -
    Delaware Select Growth Fund                         104,408        2,255,221
                                                                     -----------
                                                                      32,655,676
                                                                     -----------
Fixed Income Funds - 10.22%
  Delaware Group Government Funds -
    Delaware American Government
    Bond Fund                                           242,822        1,862,442
  Delaware Group Income Funds -
    Delaware Corporate Bond Fund                        199,308        1,138,049
    Delaware High-Yield
    Opportunities Fund                                  178,396          772,454
  Delaware Group Limited-Term
    Government Funds -
    Delaware Limited-Term
    Government Fund                                      26,861          225,629
                                                                     -----------
                                                                       3,998,574
                                                                     -----------
TOTAL AFFILIATED INVESTMENT COMPANIES
  (cost $31,093,734)                                                  36,654,250
                                                                     -----------

                                                      Principal
                                                        Amount
REPURCHASE AGREEMENTS - 6.60%

  With BNP Paribas 2.60% 4/1/05
    (dated 3/31/05, to be repurchased at
    $1,360,698, collateralized by $51,700
    U.S. Treasury Bills due 7/28/05,
    market value $51,225 and $1,352,300
    U.S. Treasury Bills due 8/18/05,
    market value $1,336,901)                         $1,360,600        1,360,600
  With UBS Warburg 2.50% 4/1/05
    (dated 3/31/05, to be repurchased at
    $1,219,485, collateralized by $152,700
    U.S. Treasury Notes 6.75% due 5/15/05,
    market value $157,288, $728,000
    U.S. Treasury Notes 2.50% due 5/31/06,
    market value $728,068, and $364,000
    U.S. Treasury Notes 2.375% due 8/15/06,
    market value $358,817)                            1,219,400        1,219,400
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $2,580,000)                                                    2,580,000
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 100.31%
  (cost $33,673,734)                                                $39,234,250
                                                                    -----------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.31%)                                               (121,468)
                                                                    -----------
NET ASSETS APPLICABLE TO 4,143,651 SHARES
  OUTSTANDING - 100.00%                                             $39,112,782
                                                                    ===========

Net Asset Value - Delaware Growth Allocation
  Portfolio Class A ($27,581,180 / 2,916,329 Shares)                      $9.46
                                                                          -----
Net Asset Value - Delaware Growth Allocation
  Portfolio Class B ($5,563,533 / 593,111 Shares)                         $9.38
                                                                          -----
Net Asset Value - Delaware Growth Allocation
  Portfolio Class C ($3,711,324 / 395,317 Shares)                         $9.39
                                                                          -----
Net Asset Value - Delaware Growth Allocation
  Portfolio Class R ($1,491,206 / 157,997 Shares)                         $9.44
                                                                          -----
Net Asset Value - Delaware Growth Allocation
  Portfolio Institutional Class ($765,539 / 80,897 Shares)                $9.46
                                                                          -----

COMPONENTS OF NET ASSETS AT MARCH 31, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $34,652,105
Undistributed net investment income                                      77,131
Accumulated net realized loss on investments                         (1,176,970)
Net unrealized appreciation of investments                            5,560,516
                                                                    -----------
Total net assets                                                    $39,112,782
                                                                    ===========

+Non-income producing security for the period ended March 31, 2005.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE GROWTH ALLOCATION PORTFOLIO
Net asset value Class A (A)                                              $ 9.46
Sales charge (5.75% of offering price) (B)                                 0.58
                                                                         ------
Offering price                                                           $10.04
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                                 DELAWARE BALANCED ALLOCATION PORTFOLIO
  OF NET ASSETS (CONTINUED)               March 31, 2005 (Unaudited)

                                                       Number of        Market
                                                        Shares          Value
AFFILIATED INVESTMENT COMPANIES - 97.05%

Equity Funds - 68.30%
  Delaware Group Equity Funds II -
    Delaware Value Fund                                  911,855     $10,039,526
  Delaware Group Equity Funds IV -
    Delaware Diversified Growth Fund                   1,122,537       7,094,434
  Delaware Group Equity Funds V -
    Delaware Small Cap Value Fund                         17,260         631,906
  Delaware Group Global &
    International Funds - Delaware
    Emerging Markets Fund                                 84,291       1,277,011
  Delaware Group Global &
    International Funds - Delaware
    International Value Equity Fund                      205,072       3,484,165
 +Voyageur Mutual Funds III - Delaware
    Select Growth Fund                                    51,559       1,113,681
                                                                     -----------
                                                                      23,640,723
                                                                     -----------
Fixed Income Funds - 28.75%
  Delaware Group Government Funds -
    Delaware American
    Government Bond Fund                                 739,484       5,671,843
  Delaware Group Income Funds -
    Delaware Corporate Bond Fund                         423,189       2,416,407
  Delaware Group Limited-Term
    Government Funds - Delaware
    Limited-Term Government Fund                         222,080       1,865,471
                                                                     -----------
                                                                       9,953,721
                                                                     -----------
TOTAL AFFILIATED INVESTMENT COMPANIES
  (cost $29,087,203)                                                  33,594,444
                                                                     -----------

                                                       Principal
                                                        Amount
REPURCHASE AGREEMENTS - 4.54%

  With BNP Paribas 2.60% 4/1/05
    (dated 3/31/05, to be repurchased at
    $828,060, collateralized by $31,000
    U.S. Treasury Bills due 7/28/05,
    market value $31,172 and $823,000
    U.S. Treasury Bills due 8/18/05,
    market value $813,540)                              $828,000         828,000
  With UBS Warburg 2.50% 4/1/05
    (dated 3/31/05, to be repurchased at
    $742,052, collateralized by $93,000
    U.S. Treasury Notes 6.75% due 5/15/05,
    market value $95,714, $443,000
    U.S. Treasury Notes 2.50% due 5/31/06,
    market value $443,049, and $222,000
    U.S. Treasury Notes 2.375%
    due 8/15/06, market value $218,350)                  742,000         742,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,570,000)                                                    1,570,000
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 101.59%
  (COST $30,657,203)                                                $35,164,444
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (1.59%)                                               (550,084)
                                                                    -----------
NET ASSETS APPLICABLE TO 3,716,342 SHARES
  OUTSTANDING - 100.00%                                             $34,614,360
                                                                    ===========

Net Asset Value - Delaware Balanced Allocation
  Portfolio Class A ($27,475,892 / 2,949,990 Shares)                      $9.31
                                                                          -----
Net Asset Value - Delaware Balanced Allocation
  Portfolio Class B ($2,945,133 / 316,382 Shares)                         $9.31
                                                                          -----
Net Asset Value - Delaware Balanced Allocation
  Portfolio Class C ($2,234,153 / 239,442 Shares)                         $9.33
                                                                          -----
Net Asset Value - Delaware Balanced Allocation
  Portfolio Class R ($1,086,104 / 116,845 Shares)                         $9.30
                                                                          -----
Net Asset Value - Delaware Balanced Allocation
  Portfolio Institutional Class ($873,078 / 93,683 Shares)                $9.32
                                                                          -----

COMPONENTS OF NET ASSETS AT MARCH 31, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $32,423,843
Undistributed net investment income                                      39,809
Accumulated net realized loss on investments                         (2,356,533)
Net unrealized appreciation of investments                            4,507,241
                                                                    -----------
Total net assets                                                    $34,614,360
                                                                    ===========

+Non-income producing security for the period ended March 31, 2005.

NET ASSET VALUE AND OFFERING PRICE PER SHARE --
  DELAWARE BALANCED ALLOCATION PORTFOLIO
Net asset value Class A (A)                                               $9.31
Sales charge (5.75% of offering price) (B)                                 0.57
                                                                          -----
Offering price                                                            $9.88
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                                   DELAWARE INCOME ALLOCATION PORTFOLIO
  OF NET ASSETS (CONTINUED)                 March 31, 2005 (Unaudited)

                                                       Number of       Market
                                                        Shares         Value
AFFILIATED INVESTMENT COMPANIES - 96.00%

Equity Funds - 45.81%
  Delaware Group Equity Funds II -
    Delaware Value Fund                                  549,181     $ 6,046,481
  Delaware Group Equity Funds IV -
    Delaware Diversified Growth Fund                     728,132       4,601,796
  Delaware Group Equity Funds V -
    Delaware Small Cap Value Fund                          8,966         328,238
  Delaware Group Global & International
    Funds - Delaware Emerging
    Markets Fund                                          41,960         635,692
  Delaware Group Global & International
    Funds - Delaware International
    Value Equity Fund                                    117,140       1,990,214
  Delaware Pooled Trust -
    Delaware REIT Fund                                        19             379
 +Voyageur Mutual Funds III -
    Delaware Select Growth Fund                           26,447         571,261
                                                                     -----------
                                                                      14,174,061
                                                                     -----------
Fixed Income Funds - 50.19%
  Delaware Group Government Funds -
    Delaware American
    Government Bond Fund                               1,124,112       8,621,938
  Delaware Group Income Funds -
    Delaware Corporate Bond Fund                         460,656       2,630,347
    Delaware High-Yield
    Opportunities Fund                                   723,620       3,133,272
  Delaware Group Limited-Term
    Government Funds -
    Delaware Limited-Term
    Government Fund                                      135,795       1,140,681
                                                                     -----------
                                                                      15,526,238
                                                                     -----------
TOTAL AFFILIATED INVESTMENT COMPANIES
  (cost $28,020,931)                                                  29,700,299
                                                                     -----------

                                                       Principal
                                                         Amount
REPURCHASE AGREEMENTS - 4.80%

  With BNP Paribas 2.60% 4/1/05
    (dated 3/31/05, to be repurchased at
    $783,057, collateralized by $30,000
    U.S. Treasury Bills due 7/28/05,
    market value $29,484 and $778,000
    U.S. Treasury Bills due 8/18/05,
    market value $769,495)                              $783,000         783,000
  With UBS Warburg 2.50% 4/1/05
    (dated 3/31/05, to be repurchased at
    $702,049, collateralized by $88,000
    U.S. Treasury Notes 6.75% due 5/15/05,
    market value $90,532, $419,000
    U.S. Treasury Notes 2.50% due 5/31/06,
    market value $419,063, and $210,000
    U.S. Treasury Notes 2.375% due 8/15/06,
    market value $206,528)                               702,000         702,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,485,000)                                                    1,485,000
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 100.80%
  (cost $29,505,931)                                                $31,185,299
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.80%)                                               (246,542)
                                                                    -----------
NET ASSETS APPLICABLE TO 3,571,450
  SHARES OUTSTANDING - 100.00%                                      $30,938,757
                                                                    ===========

Net Asset Value - Delaware Income Allocation
  Portfolio Class A ($28,786,853 / 3,323,480 Shares)                      $8.66
                                                                          -----
Net Asset Value - Delaware Income Allocation
  Portfolio Class B ($849,084 / 97,606 Shares)                            $8.70
                                                                          -----
Net Asset Value - Delaware Income Allocation
  Portfolio Class C ($660,253 / 76,222 Shares)                            $8.66
                                                                          -----
Net Asset Value - Delaware Income Allocation
  Portfolio Class R ($200,702 / 23,190 Shares)                            $8.65
                                                                          -----
Net Asset Value - Delaware Income Allocation
  Portfolio Institutional Class ($441,865 / 50,952 Shares)                $8.67
                                                                          -----

COMPONENTS OF NET ASSETS AT MARCH 31, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $30,211,597
Undistributed net investment income                                     146,338
Accumulated net realized loss on investments                         (1,098,546)
Net unrealized appreciation of investments                            1,679,368
                                                                    -----------
Total net assets                                                    $30,938,757
                                                                    ===========

+Non-income producing security for the period ended March 31, 2005.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE INCOME ALLOCATION PORTFOLIO
Net asset value Class A (A)                                               $8.66
Sales charge (5.75% of offering price) (B)                                 0.53
                                                                          -----
Offering price                                                            $9.19
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                           DELAWARE FOUNDATION FUNDS
  OF ASSETS AND LIABILITIES          Six months Ended March 31, 2005 (Unaudited)

                                                                Delaware Growth       Delaware Balanced      Delaware Income
                                                             Allocation Portfolio   Allocation Portfolio   Allocation Portfolio
ASSETS:
  Investments in affiliated investment companies at market         $36,654,250            $33,594,444           $29,700,299
  Repurchase agreement                                               2,580,000              1,570,000             1,485,000
  Cash                                                                   1,250                  1,082                 2,008
  Subscriptions receivable                                              43,658                131,785                 3,590
  Dividends receivable                                                   4,302                 11,476                20,333
  Interest receivable                                                      183                    111                   105
  Due from DMC                                                             567                     --                 4,890
                                                                   -----------            -----------           -----------
  Total assets                                                      39,284,210             35,308,898            31,216,225
                                                                   -----------            -----------           -----------

LIABILITIES:
  Liquidations payable                                                  88,599                608,496               206,130
  Management fees payable                                                   --                  1,702                    --
  Other accrued expenses                                                82,829                 84,340                71,338
                                                                   -----------            -----------           -----------
  Total liabilities                                                    171,428                694,538               277,468
                                                                   -----------            -----------           -----------

  TOTAL NET ASSETS                                                 $39,112,782            $34,614,360           $30,938,757
                                                                   ===========            ===========           ===========

  INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES AT COST           $31,093,734            $29,087,203           $28,020,931
                                                                   ===========            ===========           ===========

See accompanying notes

STATEMENTS                           DELAWARE FOUNDATION FUNDS
  OF OPERATIONS                      Six months Ended March 31, 2005 (Unaudited)

                                                                        Delaware Growth      Delaware Balanced    Delaware Income
                                                                     Allocation Portfolio  Allocation Portfolio Allocation Portfolio
INVESTMENT INCOME:
  Dividends from affiliated investment companies                          $  381,277           $  470,463           $  534,590
  Interest                                                                    17,751                8,352               22,282
                                                                          ----------           ----------           ----------
                                                                             399,028              478,815              556,872
                                                                          ----------           ----------           ----------
EXPENSES:
  Distribution expenses -- Class A                                            39,391               40,801               42,385
  Distribution expenses -- Class B                                            24,477               13,493                4,015
  Distribution expenses -- Class C                                            17,344               10,407                3,321
  Distribution expenses -- Class R                                             3,280                2,868                  569
  Management fees                                                             45,574               42,227               37,904
  Dividend disbursing and transfer agent fees and expenses                    42,748               39,227               41,836
  Registration fees                                                           26,250               26,118               37,641
  Reports and statements to shareholders                                       9,767                8,673                5,806
  Legal and professional fees                                                  8,609                8,169                7,155
  Accounting and administration expenses                                       5,893                5,461                4,904
  Trustees' fees                                                                 871                  780                  739
  Custodian fees                                                                 762                1,196                  656
  Other                                                                           56                2,506                  374
                                                                          ----------           ----------           ----------
                                                                             225,022              201,926              187,305
  Less expenses absorded or waived                                           (40,285)             (41,504)             (53,573)
  Less waived distribution expenses - Class A                                 (6,565)              (6,800)              (7,064)
  Less expense paid indirectly                                                   (86)                  --                  (45)
                                                                          ----------           ----------           ----------
  Total expenses                                                             178,086              153,622              126,623
                                                                          ----------           ----------           ----------
NET INVESTMENT INCOME                                                        220,942              325,193              430,249
                                                                          ----------           ----------           ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Capital gain distributions from affiliated investment companies            592,283              461,618              252,532
  Net realized gain from sale of investments in affiliated
    investment companies                                                      64,293               82,306                   --
                                                                          ----------           ----------           ----------
  Net realized gain                                                          656,576              543,924              252,532
  Net change in unrealized appreciation/depreciation of investments
    in affiliated investment companies                                     2,032,670            1,302,465              666,879
                                                                          ----------           ----------           ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                            2,689,246            1,846,389              919,411
                                                                          ----------           ----------           ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $2,910,188           $2,171,582           $1,349,660
                                                                          ==========           ==========           ==========

See accompanying notes

STATEMENTS                                             DELAWARE FOUNDATION FUNDS
  OF CHANGES IN NET ASSETS

                                                                  Delaware Growth                     Delaware Balanced
                                                                Allocation Portfolio                Allocation Portfolio

                                                            Six Months           Year           Six Months           Year
                                                              Ended              Ended            Ended              Ended
                                                             3/31/05            9/30/04          3/31/05            9/30/04
                                                           (Unaudited)                         (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                    $   220,942        $    98,009      $   325,193        $   396,496
  Net realized gain (loss) on investments                      656,576         (1,245,031)         543,924         (1,264,935)
  Net change in unrealized appreciation/depreciation of
    investments                                              2,032,670          4,926,842        1,302,465          4,217,754
                                                           -----------        -----------      -----------        -----------
  Net increase in net assets resulting from operations       2,910,188          3,779,820        2,171,582          3,349,315
                                                           -----------        -----------      -----------        -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                   (136,462)          (107,228)        (362,966)          (359,682)
    Class B                                                         --                 --          (16,031)            (8,670)
    Class C                                                         --                 --          (13,245)            (7,995)
    Class R                                                     (2,048)            (1,321)          (9,862)            (3,852)
    Institutional Class                                         (5,301)            (3,859)         (13,098)           (11,883)
                                                           -----------        -----------      -----------        -----------
                                                              (143,811)          (112,408)        (415,202)          (392,082)
                                                           -----------        -----------      -----------        -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                  3,613,898         10,966,913        4,058,771         12,117,268
    Class B                                                  1,531,722          1,500,432          496,638          1,060,206
    Class C                                                    481,807          1,067,294          412,791            798,629
    Class R                                                    518,647          1,015,408          297,214          1,002,941
    Institutional Class                                         92,838            104,750           66,438            131,430

  Net asset value of shares issued upon reinvestment of
    dividends and distributions:
    Class A                                                    136,058            106,633          362,249            359,681
    Class B                                                         --                 --           15,139              8,235
    Class C                                                         --                 --           13,041              7,980
    Class R                                                      2,048              1,321            9,862              3,850
    Institutional Class                                          5,301              3,859           13,098             11,883
                                                           -----------        -----------      -----------        -----------
                                                             6,382,319         14,766,610        5,745,241         15,502,103
                                                           -----------        -----------      -----------        -----------
  Cost of shares repurchased:
    Class A                                                 (2,671,485)       (12,440,964)      (4,674,263)       (18,449,997)
    Class B                                                   (371,783)          (500,778)        (155,405)          (460,589)
    Class C                                                   (206,320)          (736,386)        (267,577)          (710,874)
    Class R                                                    (46,018)          (118,700)        (232,955)           (80,246)
    Institutional Class                                        (20,147)          (103,294)         (22,541)          (274,380)
                                                           -----------        -----------      -----------        -----------
                                                            (3,315,753)       (13,900,122)      (5,352,741)       (19,976,086)
                                                           -----------        -----------      -----------        -----------
Increase (decrease) in net assets derived from capital
  share transactions                                         3,066,566            866,488          392,500         (4,473,983)
                                                           -----------        -----------      -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS                        5,832,943          4,533,900        2,148,880         (1,516,750)

NET ASSETS:
  Beginning of period                                       33,279,839         28,745,939       32,465,480         33,982,230
                                                           -----------        -----------      -----------        -----------
  End of period(1)                                         $39,112,782        $33,279,839      $34,614,360        $32,465,480
                                                           ===========        ===========      ===========        ===========

(1)Undistributed net investment income                     $    77,131        $        --      $    39,809        $   129,818
                                                           ===========        ===========      ===========        ===========

See accompanying notes

STATEMENTS                                             DELAWARE FOUNDATION FUNDS
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                      Delaware Income
                                                                                                   Allocation Portfolio

                                                                                               Six Months            Year
                                                                                                  Ended              Ended
                                                                                                 3/31/05            9/30/04
                                                                                               (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                        $   430,249        $   547,866
  Net realized gain (loss) on investments                                                          252,532           (336,931)
  Net change in unrealized appreciation/depreciation of investments                                666,879          1,798,524
                                                                                               -----------        -----------
  Net increase in net assets resulting from operations                                           1,349,660          2,009,459
                                                                                               -----------        -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                       (570,003)          (296,552)
    Class B                                                                                        (10,305)            (5,498)
    Class C                                                                                         (8,627)            (2,764)
    Class R                                                                                         (3,158)              (207)
    Institutional Class                                                                             (9,557)            (4,106)
                                                                                               -----------        -----------
                                                                                                  (601,650)          (309,127)
                                                                                               -----------        -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                      2,863,956          5,934,654
    Class B                                                                                        166,686            255,594
    Class C                                                                                         75,816            378,575
    Class R                                                                                         21,287            203,447
    Institutional Class                                                                             53,174             76,527

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                        567,789            295,258
    Class B                                                                                          9,566              5,403
    Class C                                                                                          8,521              2,703
    Class R                                                                                          3,158                207
    Institutional Class                                                                              9,557              4,106
                                                                                               -----------        -----------
                                                                                                 3,779,510          7,156,474
                                                                                               -----------        -----------
  Cost of shares repurchased:
    Class A                                                                                     (2,609,242)        (4,805,957)
    Class B                                                                                        (59,010)          (294,240)
    Class C                                                                                        (83,748)          (103,149)
    Class R                                                                                        (13,905)           (27,739)
    Institutional Class                                                                            (17,164)           (15,607)
                                                                                               -----------        -----------
                                                                                                (2,783,069)        (5,246,692)
                                                                                               -----------        -----------
Increase in net assets derived from capital share transactions                                     996,441          1,909,782
                                                                                               -----------        -----------
NET INCREASE IN NET ASSETS                                                                       1,744,451          3,610,114

NET ASSETS:
  Beginning of period                                                                           29,194,306         25,584,192
                                                                                               -----------        -----------
  End of period(1)                                                                             $30,938,757        $29,194,306
                                                                                               ===========        ===========

(1)Undistributed net investment income                                                         $   146,338        $   317,739
                                                                                               ===========        ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                          Delaware Growth Allocation Portfolio Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/05(1)   9/30/04      9/30/03     9/30/02      9/30/01     9/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.740      $7.750       $6.380      $7.310       $9.970      $9.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.064       0.036        0.009       0.029        0.295       0.174
Net realized and unrealized gain (loss) on investments          0.705       0.987        1.413      (0.920)      (2.352)      0.845
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.769       1.023        1.422      (0.891)      (2.057)      1.019
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.049)     (0.033)      (0.052)     (0.039)      (0.346)     (0.275)
Net realized gain on investments                                   --          --           --          --       (0.126)     (0.274)
In excess of net realized gain on investments                      --          --           --          --       (0.131)         --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.049)     (0.033)      (0.052)     (0.039)      (0.603)     (0.549)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $9.460      $8.740       $7.750      $6.380       $7.310      $9.970
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 8.80%      13.21%       22.40%     (12.30%)     (21.59%)     10.99%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $27,581     $24,491      $22,965     $13,488      $10,688     $12,342
Ratio of expenses to average net assets                         0.80%       0.80%        0.80%       0.80%        0.76%       0.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.07%       1.67%        2.15%       2.11%        1.88%       1.70%
Ratio of net investment income to average net assets(4)         1.39%       0.42%        0.13%       0.38%        3.49%       1.75%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly(4)   1.12%      (0.45%)      (1.22%)     (0.93%)       2.37%       0.80%
Portfolio turnover                                                11%         12%           5%         40%          16%         87%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                          Delaware Growth Allocation Portfolio Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/05(1)   9/30/04      9/30/03     9/30/02      9/30/01     9/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.660      $7.710       $6.340      $7.280       $9.930      $9.470

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2,4)                              0.030      (0.028)      (0.044)     (0.028)       0.231       0.099
Net realized and unrealized gain (loss) on investments          0.690       0.978        1.414      (0.912)      (2.351)      0.840
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.720       0.950        1.370      (0.940)      (2.120)      0.939
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              --          --           --          --       (0.273)     (0.205)
Net realized gain on investments                                   --          --           --          --       (0.126)     (0.274)
In excess of net realized gain on investments                      --          --           --          --       (0.131)         --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                                  --          --           --          --       (0.530)     (0.479)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $9.380      $8.660       $7.710      $6.340       $7.280      $9.930
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 8.31%      12.32%       21.61%     (12.91%)     (22.23%)     10.14%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $5,564      $4,052       $2,694      $1,721       $1,754      $2,295
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.55%        1.51%       1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.77%       2.37%        2.86%       2.86%        2.63%       2.45%
Ratio of net investment income (loss) to average net assets(4)  0.64%      (0.33%)      (0.62%)     (0.37%)       2.74%       1.00%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly(4)   0.42%      (1.15%)      (1.93%)     (1.68%)       1.62%       0.10%
Portfolio turnover                                                11%         12%           5%         40%          16%         87%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                          Delaware Growth Allocation Portfolio Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/05(1)   9/30/04      9/30/03     9/30/02      9/30/01     9/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.660      $7.710       $6.350      $7.290       $9.940      $9.480

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2,4)                              0.030      (0.028)      (0.045)     (0.028)       0.231       0.099
Net realized and unrealized gain (loss) on investments          0.700       0.978        1.405      (0.912)      (2.351)      0.840
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.730       0.950        1.360      (0.940)      (2.120)      0.939
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              --          --           --          --       (0.273)     (0.205)
Net realized gain on investments                                   --          --           --          --       (0.126)     (0.274)
In excess of net realized gain on investments                      --          --           --          --       (0.131)         --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                                  --          --           --          --       (0.530)     (0.479)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $9.390      $8.660       $7.710      $6.350       $7.290      $9.940
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 8.30%      12.32%       21.42%     (12.89%)     (22.20%)     10.13%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,711      $3,169       $2,525        $965         $964        $962
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.55%        1.51%       1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.77%       2.37%        2.86%       2.86%        2.63%       2.45%
Ratio of net investment income (loss) to average net assets(4)  0.64%      (0.33%)      (0.62%)     (0.37%)       2.74%       1.00%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly(4)   0.42%      (1.15%)      (1.93%)     (1.68%)       1.62%       0.10%
Portfolio turnover                                                11%         12%           5%         40%          16%         87%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                      Delaware Growth Allocation Portfolio Class R
--------------------------------------------------------------------------------------------------
                                                             Six Months    Year       6/2/03(1)
                                                               Ended       Ended         to
                                                             3/31/05(2)   9/30/04      9/30/03
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.710      $7.750       $7.460

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (3,5)                              0.048       0.006       (0.021)
Net realized and unrealized gain on investments                 0.700       0.986        0.311
                                                               ------      ------       ------
Total from investment operations                                0.748       0.992        0.290
                                                               ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.018)     (0.032)          --
                                                               ------      ------       ------
Total dividends and distributions                              (0.018)     (0.032)          --
                                                               ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $9.440      $8.710       $7.750
                                                               ======      ======       ======

TOTAL RETURN(4)                                                 8.59%      12.81%        3.89%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,491        $933           $4
Ratio of expenses to average net assets                         1.15%       1.15%        1.15%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.37%       1.97%        2.88%
Ratio of net investment income (loss) to average net assets(5)  1.04%       0.07%       (0.86%)
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly(5)   0.82%      (0.75%)      (2.59%)
Portfolio turnover                                                11%         12%           5%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                    Delaware Growth Allocation Portfolio Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/05(1)   9/30/04      9/30/03     9/30/02      9/30/01     9/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.760      $7.760       $6.390      $7.320       $9.980      $9.520

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.076       0.057        0.027       0.048        0.317       0.199
Net realized and unrealized gain (loss) on investments          0.695       0.995        1.413      (0.918)      (2.350)      0.835
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.771       1.052        1.440      (0.870)      (2.033)      1.034
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.071)     (0.052)      (0.070)     (0.060)      (0.370)     (0.300)
Net realized gain on investments                                   --          --           --          --       (0.126)     (0.274)
In excess of net realized gain on investments                      --          --           --          --       (0.131)         --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.071)     (0.052)      (0.070)     (0.060)      (0.627)     (0.574)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $9.460      $8.760       $7.760      $6.390       $7.320      $9.980
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 8.80%      13.58%       22.69%     (12.05%)     (21.36%)     11.13%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $766        $635         $557        $383         $430        $221
Ratio of expenses to average net assets                         0.55%       0.55%        0.55%       0.55%        0.51%       0.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.77%       1.37%        1.86%       1.86%        1.63%       1.45%
Ratio of net investment income to average net assets(4)         1.64%       0.67%        0.38%       0.63%        3.74%       2.00%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly(4)   1.42%      (0.15%)      (0.93%)     (0.68%)       2.62%       1.10%
Portfolio turnover                                                11%         12%           5%         40%          16%         87%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                        Delaware Balanced Allocation Portfolio Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/05(1)   9/30/04      9/30/03     9/30/02      9/30/01     9/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.830      $8.100       $6.900      $7.580       $9.260      $8.940

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.093       0.100        0.088       0.119        0.372       0.246
Net realized and unrealized gain (loss) on investments          0.510       0.727        1.249      (0.645)      (1.776)      0.572
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.603       0.827        1.337      (0.526)      (1.404)      0.818
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.123)     (0.097)      (0.137)     (0.147)      (0.276)     (0.338)
Net realized gain on investments                                   --          --           --      (0.007)          --      (0.160)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.123)     (0.097)      (0.137)     (0.154)      (0.276)     (0.498)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $9.310      $8.830       $8.100      $6.900       $7.580      $9.260
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 6.83%      10.24%       19.63%      (7.23%)     (15.51%)      9.49%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $27,476     $26,321      $29,746     $20,902      $20,676     $28,344
Ratio of expenses to average net assets                         0.80%       0.80%        0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.10%       1.62%        2.03%       1.79%        1.64%       1.23%
Ratio of net investment income to average net assets(4)         2.03%       1.15%        1.17%       1.53%        4.39%       2.67%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly(4)   1.73%       0.33%       (0.06%)      0.54%        3.55%       2.24%
Portfolio turnover                                                 6%         13%           9%         43%          31%         80%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                        Delaware Balanced Allocation Portfolio Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/05(1)   9/30/04      9/30/03     9/30/02      9/30/01     9/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.800      $8.080       $6.880      $7.550       $9.260      $8.950

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.059       0.035        0.032       0.061        0.309       0.178
Net realized and unrealized gain (loss) on investments          0.507       0.723        1.248      (0.638)      (1.780)      0.577
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.566       0.758        1.280      (0.577)      (1.471)      0.755
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.056)     (0.038)      (0.080)     (0.086)      (0.239)     (0.285)
Net realized gain on investments                                   --          --           --      (0.007)          --      (0.160)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.056)     (0.038)      (0.080)     (0.093)      (0.239)     (0.445)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $9.310      $8.800       $8.080      $6.880       $7.550      $9.260
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 6.43%       9.39%       18.75%      (7.82%)     (16.20%)      8.75%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $2,945      $2,448       $1,682      $1,230       $1,234      $1,213
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.55%        1.55%       1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.80%       2.32%        2.74%       2.54%        2.39%       1.98%
Ratio of net investment income to average net assets(4)         1.28%       0.40%        0.42%       0.78%        3.64%       1.92%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly(4)   1.03%      (0.37%)      (0.77%)     (0.21%)       2.80%       1.49%
Portfolio turnover                                                 6%         13%           9%         43%          31%         80%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                        Delaware Balanced Allocation Portfolio Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/05(1)   9/30/04      9/30/03     9/30/02      9/30/01     9/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.820      $8.090       $6.890      $7.560       $9.280      $8.960

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.059       0.035        0.031       0.061        0.309       0.177
Net realized and unrealized gain (loss) on investments          0.507       0.733        1.249      (0.638)      (1.790)      0.588
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.566       0.768        1.280      (0.577)      (1.481)      0.765
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.056)     (0.038)      (0.080)     (0.086)      (0.239)     (0.285)
Net realized gain on investments                                   --          --           --      (0.007)          --      (0.160)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.056)     (0.038)      (0.080)     (0.093)      (0.239)     (0.445)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $9.330      $8.820       $8.090      $6.890       $7.560      $9.280
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 6.42%       9.50%       18.72%      (7.81%)     (16.28%)      8.74%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $2,234      $1,962       $1,718        $812         $827        $904
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.55%        1.55%       1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.80%       2.32%        2.74%       2.54%        2.39%       1.98%
Ratio of net investment income to average net assets(4)         1.28%       0.40%        0.42%       0.78%        3.64%       1.92%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly(4)   1.03%      (0.37%)      (0.77%)     (0.21%)       2.80%       1.49%
Portfolio turnover                                                 6%         13%           9%         43%          31%         80%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                      Delaware Balanced Allocation Portfolio Class R
----------------------------------------------------------------------------------------------------
                                                             Six Months    Year       6/2/03(1)
                                                               Ended       Ended         to
                                                             3/31/05(2)   9/30/04      9/30/03
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.800      $8.100       $7.860

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3,5)                                      0.077       0.070        0.005
Net realized and unrealized gain on investments                 0.515       0.727        0.235
                                                               ------      ------       ------
Total from investment operations                                0.592       0.797        0.240
                                                               ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.092)     (0.097)          --
                                                               ------      ------       ------
Total dividends and distributions                              (0.092)     (0.097)          --
                                                               ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $9.300      $8.800       $8.100
                                                               ======      ======       ======

TOTAL RETURN(4)                                                 6.73%       9.87%        3.05%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,086        $960           $6
Ratio of expenses to average net assets                         1.15%       1.15%        1.15%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.40%       1.92%        2.23%
Ratio of net investment income to average net assets(5)         1.68%       0.80%        0.14%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly(5)   1.43%       0.03%       (0.94%)
Portfolio turnover                                                 6%         13%           9%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                   Delaware Balanced Allocation Portfolio Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/05(1)   9/30/04      9/30/03     9/30/02      9/30/01     9/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.850      $8.110       $6.910      $7.590       $9.270      $8.940

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.105       0.122        0.106       0.138        0.394       0.269
Net realized and unrealized gain (loss) on investments          0.510       0.735        1.250      (0.643)      (1.785)      0.579
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.615       0.857        1.356      (0.505)      (1.391)      0.848
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.145)     (0.117)      (0.156)     (0.168)      (0.289)     (0.358)
Net realized gain on investments                                   --          --           --      (0.007)          --      (0.160)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.145)     (0.117)      (0.156)     (0.175)      (0.289)     (0.518)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $9.320      $8.850       $8.110      $6.910       $7.590      $9.270
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 6.95%      10.61%       19.92%      (6.98%)     (15.37%)      9.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $873        $774         $831        $623         $646        $270
Ratio of expenses to average net assets                         0.55%       0.55%        0.55%       0.55%        0.55%       0.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.80%       1.32%        1.74%       1.54%        1.39%       0.98%
Ratio of net investment income to average net assets(4)         2.28%       1.40%        1.42%       1.78%        4.64%       2.92%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)         2.03%       0.63%        0.23%       0.79%        3.80%       2.49%
Portfolio turnover                                                 6%         13%           9%         43%          31%         80%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                          Delaware Income Allocation Portfolio Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/05(1)   9/30/04      9/30/03     9/30/02      9/30/01     9/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.450      $7.930       $7.040      $7.560       $8.670      $8.550

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.124       0.161        0.173       0.214        0.402       0.382
Net realized and unrealized gain (loss) on investments          0.263       0.453        0.866      (0.487)      (1.112)      0.249
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.387       0.614        1.039      (0.273)      (0.710)      0.631
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.177)     (0.094)      (0.149)     (0.247)      (0.400)     (0.468)
Net realized gain on investments                                   --          --           --          --           --      (0.043)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.177)     (0.094)      (0.149)     (0.247)      (0.400)     (0.511)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.660      $8.450       $7.930      $7.040       $7.560      $8.670
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 4.58%       7.77%       14.92%      (3.83%)      (8.40%)      7.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $28,787     $27,270      $24,238     $18,988      $16,899     $17,051
Ratio of expenses to average net assets                         0.80%       0.80%        0.80%       0.75%        0.80%       0.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.18%       1.62%        1.97%       1.78%        1.74%       1.71%
Ratio of net investment income to average net assets(4)         2.87%       1.93%        2.31%       2.78%        4.94%       4.43%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)         2.49%       1.11%        1.14%       1.75%        4.00%       3.52%
Portfolio turnover                                                 0%         25%           1%         21%          24%         65%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                          Delaware Income Allocation Portfolio Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/05(1)   9/30/04      9/30/03     9/30/02      9/30/01     9/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.450      $7.960       $7.080      $7.610       $8.720      $8.590

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.091       0.098        0.116       0.156        0.341       0.317
Net realized and unrealized gain (loss) on investments          0.272       0.455        0.873      (0.495)      (1.117)      0.252
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.363       0.553        0.989      (0.339)      (0.776)      0.569
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.113)     (0.063)      (0.109)     (0.191)      (0.334)     (0.396)
Net realized gain on investments                                   --          --           --          --           --      (0.043)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.113)     (0.063)      (0.109)     (0.191)      (0.334)     (0.439)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.700      $8.450       $7.960      $7.080       $7.610      $8.720
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 4.29%       6.96%       14.09%      (4.64%)      (9.11%)      6.99%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $849        $711         $698        $482         $348        $370
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.50%        1.55%       1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.88%       2.32%        2.68%       2.53%        2.49%       2.46%
Ratio of net investment income to average net assets(4)         2.12%       1.18%        1.56%       2.03%        4.19%       3.68%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)         1.79%       0.41%        0.43%       1.00%        3.25%       2.77%
Portfolio turnover                                                 0%         25%           1%         21%          24%         65%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                          Delaware Income Allocation Portfolio Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/05(1)   9/30/04      9/30/03     9/30/02      9/30/01     9/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.420      $7.930       $7.050      $7.580       $8.700      $8.580

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.091       0.099        0.117       0.156        0.341       0.317
Net realized and unrealized gain (loss) on investments          0.262       0.454        0.872      (0.495)      (1.127)      0.242
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.353       0.553        0.989      (0.339)      (0.786)      0.559
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.113)     (0.063)      (0.109)     (0.191)      (0.334)     (0.396)
Net realized gain on investments                                   --          --           --          --           --      (0.043)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.113)     (0.063)      (0.109)     (0.191)      (0.334)     (0.439)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.660      $8.420       $7.930      $7.050       $7.580      $8.700
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 4.19%       6.99%       14.15%      (4.66%)      (9.25%)      6.88%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $660        $641         $340        $147         $152        $192
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.50%        1.55%       1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.88%       2.32%        2.68%       2.53%        2.49%       2.46%
Ratio of net investment income to average net assets(4)         2.12%       1.18%        1.56%       2.03%        4.19%       3.68%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)         1.79%       0.41%        0.43%       1.00%        3.25%       2.77%
Portfolio turnover                                                 0%         25%           1%         21%          24%         65%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                       Delaware Income Allocation Portfolio Class R
---------------------------------------------------------------------------------------------------
                                                             Six Months    Year       6/2/03(1)
                                                               Ended       Ended         to
                                                             3/31/05(2)   9/30/04      9/30/03
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.420      $7.930       $7.800

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3,5)                                      0.109       0.132        0.035
Net realized and unrealized gain on investments                 0.268       0.443        0.130
                                                               ------      ------       ------
Total from investment operations                                0.377       0.575        0.165
                                                               ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.147)     (0.085)      (0.035)
                                                               ------      ------       ------
Total dividends and distributions                              (0.147)     (0.085)      (0.035)
                                                               ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $8.650      $8.420       $7.930
                                                               ======      ======       ======

TOTAL RETURN(4)                                                 4.47%       7.27%        2.12%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $201        $185           $8
Ratio of expenses to average net assets                         1.15%       1.15%        1.15%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.48%       1.92%        2.28%
Ratio of net investment income to average net assets(5)         2.52%       1.58%        1.31%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(5)         2.19%       0.81%        0.18%
Portfolio turnover                                                 0%         25%           1%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(5) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                   Delaware Income Allocation Portfolio Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             3/31/05(1)   9/30/04      9/30/03     9/30/02      9/30/01     9/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.470      $7.930       $7.040      $7.560       $8.670      $8.560

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                      0.135       0.182        0.192       0.233        0.422       0.404
Net realized and unrealized gain (loss) on investments          0.263       0.462        0.860      (0.486)      (1.111)      0.237
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.398       0.644        1.052      (0.253)      (0.689)      0.641
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.198)     (0.104)      (0.162)     (0.267)      (0.421)     (0.488)
Net realized gain on investments                                   --          --           --          --           --      (0.043)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.198)     (0.104)      (0.162)     (0.267)      (0.421)     (0.531)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.670      $8.470       $7.930      $7.040       $7.560      $8.670
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 4.70%       8.16%       15.12%      (3.58%)      (8.16%)      7.90%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $442        $387         $300        $262         $272        $102
Ratio of expenses to average net assets                         0.55%       0.55%        0.55%       0.50%        0.55%       0.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.88%       1.32%        1.68%       1.53%        1.49%       1.46%
Ratio of net investment income to average net assets(4)         3.12%       2.18%        2.56%       3.03%        5.19%       4.68%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly(4)         2.79%       1.41%        1.43%       2.00%        4.25%       3.77%
Portfolio turnover                                                 0%         25%           1%         21%          24%         65%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

NOTES                                                 DELAWARE FOUNDATION FUNDS
  TO FINANCIAL STATEMENTS                             March 31, 2005 (Unaudited)

Delaware Group Foundation Funds (the "Trust") is organized as a Delaware statutory trust and offers three portfolios: Delaware Balanced Allocation Portfolio, Delaware Growth Allocation Portfolio and Delaware Income Allocation Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Trust is an open-end investment company. The Portfolios are considered non-diversified under the Investment Company Act of 1940, as amended. The Portfolios offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. The Portfolios will invest in other open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Funds (collectively, the "Underlying Funds"). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of Delaware Growth Allocation Portfolio is to seek to provide long-term capital growth.

The investment objective of Delaware Balanced Allocation Portfolio is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Income Allocation Portfolio is to seek a combination of current income and preservation of capital with capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation -- The market value of the Portfolios' investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes -- Each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Portfolios may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. Each Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

The Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding offset shown as "expense paid indirectly." The amount of this expense for the six months ended March 31, 2005, are as follows:

  Delaware Growth               Delaware Balanced             Delaware Income
Allocation Portfolio           Allocation Portfolio        Allocation Portfolio
--------------------           --------------------        --------------------
        $86                             --                         $45

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Portfolio pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate of 0.25% (currently waived to 0.10%) of each of the Portfolios' average daily net assets.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.55% of average daily net assets through January 31, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing, and transfer agent services. Each Portfolio pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Portfolios pay Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of the Class R shares. DDLP has contractually agreed to waive distribution and service fees through January 31, 2006 in order to prevent distribution and service fees of Class A from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Portfolios indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Portfolios may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC serves as investment manager for each of the Underlying Funds.

NOTES                                                  DELAWARE FOUNDATION FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At March 31, 2005, each Portfolio had receivables from or liabilities payable to affiliates as follows:

                                                      Delaware Growth         Delaware Balanced           Delaware Income
                                                   Allocation Portfolio      Allocation Portfolio       Allocation Portfolio
                                                   --------------------      --------------------       --------------------
 Investment management fee payable to DMC              $        --                 $(1,702)                   $       --
 Dividend disbursing, transfer agent,
   accounting and administration
   fees and other expenses payable to DSC                  (12,388)                 (8,155)                       (5,480)

 Other expenses payable to DMC and affiliates*             (20,485)                (17,005)                      (12,143)

 Receivable from DMC under the
   expense limitation agreement-                               567                      --                         4,890

*DMC, a series of Delaware Management Business Trust, as part of its administrative services, pays operating expenses on behalf of each Portfolio and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Portfolio bears the cost of certain legal services expenses, including internal legal services provided to the Portfolios by DMC employees. For the six months ended March 31, 2005, each Portfolio was charged for internal legal services provided by DMC as follows:

                                                      Delaware Growth         Delaware Balanced           Delaware Income
                                                   Allocation Portfolio      Allocation Portfolio       Allocation Portfolio
                                                   --------------------      --------------------       --------------------
                                                           $1,040                    $959                       $679

For the six months ended March 31, 2005, DDLP earned commissions on sales of the Class A shares for each Portfolio as follows:

                                                      Delaware Growth         Delaware Balanced           Delaware Income
                                                   Allocation Portfolio      Allocation Portfolio       Allocation Portfolio
                                                   --------------------      --------------------       --------------------
                                                           $4,506                  $5,390                       $1,190

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are not paid compensation by the Portfolios.

3. INVESTMENTS
For the six months ended March 31, 2005, the Portfolios made purchases and sales of investment securities other than short-term investments as follows:

                                                      Delaware Growth         Delaware Balanced           Delaware Income
                                                   Allocation Portfolio      Allocation Portfolio       Allocation Portfolio
                                                   --------------------      --------------------       --------------------
  Purchases                                              $3,649,582                $930,713                 $4,080,364
  Sales                                                   1,900,000                 950,000                         --

At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

                                                      Delaware Growth         Delaware Balanced           Delaware Income
                                                   Allocation Portfolio      Allocation Portfolio       Allocation Portfolio
                                                   --------------------      --------------------       --------------------
 Cost of investments                                   $34,332,309                $31,017,782                $29,641,846
                                                       ===========                ===========                ===========
 Aggregate unrealized appreciation                     $ 4,915,888                $ 4,322,882                $ 1,581,500
 Aggregate unrealized depreciation                         (13,947)                  (176,220)                   (38,047)
                                                       -----------                -----------                -----------
 Net unrealized appreciation                           $ 4,901,941                $ 4,146,662                $ 1,543,453
                                                       ===========                ===========                ===========

NOTES                                                  DELAWARE FOUNDATION FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2005 and the year ended September 30, 2004 was as follows:

                                                      Delaware Growth         Delaware Balanced           Delaware Income
                                                   Allocation Portfolio      Allocation Portfolio       Allocation Portfolio
                                                   --------------------      --------------------       --------------------
 Six Months Ended 3/31/05*
 -------------------------
 Ordinary income                                          $143,811                  $415,202                   $601,650

 Year Ended 9/30/04
 -------------------
 Ordinary income                                          $112,408                  $392,082                   $309,127

*Tax information for the six months ended March 31, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2005, the estimated components of net assets on a tax basis were as follows:

                                                      Delaware Growth         Delaware Balanced           Delaware Income
                                                   Allocation Portfolio      Allocation Portfolio       Allocation Portfolio
                                                   --------------------      --------------------       --------------------
 Shares of beneficial interest                         $34,652,105               $32,423,843                $30,211,597
 Undistributed ordinary income                              77,131                    39,809                    146,338
 Capital loss carryforwards                               (518,395)               (1,995,954)                  (962,631)
 Unrealized appreciation of investments                  4,901,941                 4,146,662                  1,543,453
                                                       -----------               -----------                -----------
 Net assets                                            $39,112,782               $34,614,360                $30,938,757
                                                       ===========               ===========                ===========

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2005 will expire as follows:

                                                      Delaware Growth         Delaware Balanced           Delaware Income
 Year of Expiration                                Allocation Portfolio      Allocation Portfolio       Allocation Portfolio
 ------------------                                --------------------      --------------------       --------------------
  2009                                                    $    920                $       --                 $   32,119
  2010                                                          70                     1,769                    598,197
  2011                                                     210,425                    70,441                     98,581
  2012                                                     152,045                 1,422,774                    486,266
                                                          --------                ----------                 ----------
Total                                                     $363,460                $1,494,984                 $1,215,163
                                                          ========                ==========                 ==========

For the six months ended March 31, 2005, the Portfolios had capital gains, which may be offset by the capital loss carryforwards.

                                                      Delaware Growth         Delaware Balanced           Delaware Income
                                                   Allocation Portfolio      Allocation Portfolio       Allocation Portfolio
                                                   --------------------      --------------------       --------------------
                                                          $656,576                  $543,924                   $252,532

NOTES                                                  DELAWARE FOUNDATION FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                 Delaware Growth          Delaware Balanced        Delaware Income
                                               Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                               --------------------     --------------------     --------------------
                                               Six Months    Year       Six Months    Year       Six Months     Year
                                                  Ended      Ended         Ended      Ended         Ended       Ended
                                                 3/31/05    9/30/04       3/31/05    9/30/04       3/31/05     9/30/04
Shares sold:
  Class A                                        387,267   1,289,372      439,643   1,379,555      331,017     713,134
  Class B                                        165,025     177,099       53,581     122,328       19,176      30,621
  Class C                                         51,891     125,325       44,346      91,378        8,729      45,427
  Class R                                         55,593     120,236       32,268     117,047        2,477      24,302
  Institutional Class                             10,006      12,404        7,239      15,170        6,151       9,209

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                         14,352      12,531       38,868      41,872       65,489      35,876
  Class B                                             --          --        1,621         958        1,096         652
  Class C                                             --          --        1,393         926          981         328
  Class R                                            216         156        1,059         449          364          25
  Institutional Class                                559         457        1,405       1,385        1,101         498
                                                --------  ----------    ---------  ----------     --------    --------
                                                 684,909   1,737,580      621,423   1,771,068      436,581     860,072
                                                --------  ----------    ---------  ----------     --------    --------
Shares repurchased:
  Class A                                       (287,105) (1,462,487)    (507,816) (2,113,524)    (301,905)   (578,468)
  Class B                                        (39,949)    (58,699)     (16,964)    (53,382)      (6,819)    (34,845)
  Class C                                        (22,262)    (87,041)     (28,772)    (82,049)      (9,693)    (12,411)
  Class R                                         (4,961)    (13,722)     (25,530)     (9,175)      (1,650)     (3,343)
  Institutional Class                             (2,133)    (12,193)      (2,413)    (31,465)      (1,984)     (1,857)
                                                --------  ----------    ---------  ----------     --------    --------
                                                (356,410) (1,634,142)    (581,495) (2,289,595)    (322,051)   (630,924)
                                                --------  ----------    ---------  ----------     --------    --------
Net increase (decrease)                          328,499     103,438       39,928    (518,527)     114,530     229,148
                                                ========  ==========    =========  ==========     ========    ========

For the six months ended March 31, 2005 and the year ended September 30, 2004, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

                                                                    Six Months Ended                        Year Ended
                                                                         3/31/05                              9/30/04
                                                             ------------------------------       -------------------------------
                                                             Class B     Class A                  Class B     Class A
                                                             Shares      Shares       Value       Shares      Shares       Value
                                                             -------     -------     -------      -------     -------     -------
  Delaware Growth Allocation Portfolio                        8,709       8,634      $82,005       5,269        5,226     $45,328
  Delaware Balanced Allocation Portfolio                      1,370       1,370       12,767         474          472       4,116
  Delaware Income Allocation Portfolio                          169         170        1,480       1,319        1,322      11,019

6. LINE OF CREDIT
The Portfolios, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the available facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of March 31, 2005, or at any time during the period.

7. CONTRACTUAL OBLIGATIONS
Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio's existing contracts and expects the risk of loss to be remote.

PROXY                                                  DELAWARE FOUNDATION FUNDS
  RESULTS

For the six months ended March 31,2005, the shareholders of Delaware Group Foundation Funds (the "Trust") voted on the following proposals at the special meeting of the shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. TO ELECT A BOARD OF TRUSTEES FOR THE TRUST.

                                                                Shares Voted
                                   Shares Voted For          Withheld Authority
                                   ----------------          ------------------
Thomas L. Bennett                     13,174,161                   350,173
Jude T. Driscoll                      13,156,029                   368,305
John A. Fry                           13,174,161                   350,173
Anthony D. Knerr                      13,154,302                   370,032
Lucinda S. Landreth                   13,172,658                   351,676
Ann R. Leven                          13,172,658                   351,676
Thomas F. Madison                     13,157,964                   366,370
Janet L. Yeomans                      13,155,917                   368,417
J. Richard Zecher                     13,176,320                   348,014

2. TO APPROVE THE USE OF A "MANAGER OF MANAGERS" STRUCTURE WHEREBY THE INVESTMENT MANAGER OF THE FUNDS OF THE TRUST WILL BE ABLE TO HIRE AND REPLACE SUBADVISERS WITHOUT SHAREHOLDER APPROVAL.

                                             For        Against      Abstain
                                          ---------     -------      -------
Delaware Balanced Allocation Portfolio    2,631,951      25,212       40,146
Delaware Growth Allocation Portfolio      2,495,209      83,594       67,376
Delaware Income Allocation Portfolio      3,017,643      34,451       31,794

Delaware
Investments(R)
--------------------------------------
A member of Lincoln Financial Group

This semiannual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                           AFFILIATED OFFICERS                       CONTACT INFORMATION
JUDE T. DRISCOLL                            MICHAEL P. BISHOF                         INVESTMENT MANAGER
Chairman                                    Senior Vice President and                 Delaware Management Company
Delaware Investments Family of Funds        Chief Financial Officer                   Philadelphia, PA
Philadelphia, PA                            Delaware Investments Family of Funds
                                            Philadelphia, PA                          NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                     Delaware Distributors, L.P.
Private Investor                            RICHELLE S. MAESTRO                       Philadelphia, PA
Rosemont, PA                                Executive Vice President,
                                            Chief Legal Officer and Secretary         SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                 Delaware Investments Family of Funds      DISBURSING AND TRANSFER AGENT
President                                   Philadelphia, PA                          Delaware Service Company, Inc.
Franklin & Marshall College                                                           2005 Market Street
Lancaster, PA                               JOHN J. O'CONNOR                          Philadelphia, PA 19103-7094
                                            Senior Vice President and Treasurer
ANTHONY D. KNERR                            Delaware Investments Family of Funds      FOR SHAREHOLDERS
Managing Director                           Philadelphia, PA                          800 523-1918
Anthony Knerr & Associates
New York, NY                                                                          FOR SECURITIES DEALERS AND FINANCIAL
                                                                                      INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                   800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                        WEB SITE
Philadelphia, PA                                                                      www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------



(9353)                                                        Printed in the USA
SA-444 [3/05] IVES 5/05                                                   J10147

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:

JUDE T. DRISCOLL
-----------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    June 3, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-----------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    June 3, 2005

MICHAEL P. BISHOF
-----------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    June 3, 2005